ALPINE AUTO BROKERS, INC.
749 So. State Street
Salt Lake City, Utah 84111

August 4, 2015

Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington DC 20549
Attn: Mara L. Ransom, Assistant Director

Re:           Alpine Auto Brokers, Inc.
Amendment No. 1 to Registration Statement on Form S-1 Filed May 14, 2015
File No. 333-204161

Dear Ms. Ransom:

We have received your letter dated June 11, 2015 and have updated the Registration Statement and prepared the following responses to your comments.

Prospectus Cover Page

1.	Please disclose on your prospectus cover page that you have received a going concern opinion from your auditor.

RESPONSE: The prospectus cover page has been updated with the following language: Our auditor shave issued a going concern opinion expressing substantial doubt about our ability to continue as a going concern.  .

Prospectus Summary, page 5

2.
We note that you were incorporated as Alpine Auto Brokers, inc. on May 12, 2011 and acquired 100 percent of the membership interests of Alpine Auto Brokers, LLC on January 1, 2014. We also note that you now operate through your wholly-owned subsidiary, Alpine Auto Brokers, LLC. Please tell us when you commenced your operations of selling vehicles.

RESPONSE:  Alpine Auto Brokers, LLC commenced the operations of selling vehicles in approximately March of 2011. The Prospectus Summary has been updated to reflect this information.

Securities and Exchange Commission
August 4, 2015

Risk Factors

As a result of placing your invested funds into a separate corporate account as opposed to an escrow account, the funds are subject to attachment by creditors . . ., page 10

3.	Please clarify whether you have plans to file for bankruptcy or whether you know that your creditors plan to file an involuntary bankruptcy petition against you.

RESPONSE: The Risk Factors section has been updated with the following language: We do not have any plans to file for bankruptcy and we are not aware of any creditors that plan to file an involuntary bankruptcy petition against us.

Use of Proceeds, page 15

4.
We note that your independent registered public accountants have issued a going concern opinion. We also note your disclosure on page 15 that the net proceeds of this offering and cash flow from operations, if any, will be adequate to satisfy your capital needs for approximately 12 months following consummation of the offering. Please provide an estimate as to the amount of capital you will need to continue as a going concern over the next 12 months. Please also discuss this estimate in your Risk Factors and Management's Discussion and Analysis sections.

RESPONSE: Use of Proceeds, Risk Factors, and Management’s Discussion and Analysis have each been updated with the following language: We estimate that the net proceeds from this offering of $24,000 will be adequate to allow operations for the next 12 months.

Dilution, page 16

5.
We are unable to recalculate the amounts included in the table on page 17 illustrating dilution to investors on a per share basis as well as the percent dilution per share. Dilution should reflect the difference in the public offering price per share and the pro forma net tangible book value per share after the offering. The increase attributable to investors in the offering should reflect the difference between the net tangible book value per share before and after the offering. Please revise your calculations or show us how they are appropriate.

RESPONSE: The Dilution section has been updated using June 30, 2015 financial statement data.

6.
Please also disclose a comparison of the public contribution under the proposed public offering and the effective cash contribution of officers, directors, promoters and affiliated persons. See Item 506 of Regulation S-K.

Securities and Exchange Commission
August 4, 2015

RESPONSE: Dilution has been updated with the following language:  The current shareholder of the Company acquired 1,000,000 shares of the Company’s Common Stock on January 1, 2014 for an effective cash contribution of $97,941, or $0.098 per share.  Shares in this offering are being offered to investors at $0.10 per share.

Description of Business, page 23

7.
We note your disclosure on page 5 that to accomplish your goals, you expect that you will need to "purchase vehicles at a greater rate, and possibly move to a better retail location." Please describe the rate at which you have purchased vehicles and describe your dealership, including its size.

RESPONSE: Description of Business has been updated with the following language: We purchase anywhere from 0-6 vehicles a month. Our dealership only has internal display space for up to 12 vehicles. We do not have external display space.

8.
We note your disclosure on page 5 that you "hope that having a greater selection of vehicles available at any given time will further increase demand." Please describe your selection of vehicles, the size of your inventory, and demand for your vehicles.

RESPONSE: Description of Business has been updated with the following language: Our vehicle inventory is usually between 2 to 6 vehicles. We try to have inventory that has low mileage for the year it was manufactured (less than 10,000 miles per year).  We have found that low mileage vehicles have greater demand and sell more easily than high mileage vehicles.  This section has been updated with the above information.

Our Products, page 25

9.
You mention that the majority of your customers have good credit and get their financing from local banks and credit unions. Clarify whether or not you provide financing for any of the vehicles you sell.

RESPONSE: We do not provide any financing for our customers.  The Our Products section has been updated accordingly.

Expansion of Operations, page 25

10.
You refer to your website www.alpineab.com, however, this web-site appears to be affiliated with a different business as the business is located in California and appears to offer only classic cars. Please revise to provide your web-site address or, if you do not yet have a web-site, please state as much.

Securities and Exchange Commission
August 4, 2015

RESPONSE:  Our current website is www.alpineab.com. It is under construction.  The classic cars on our website are from a website template.  We have updated this section to reflect that our website is under construction.

Sales and Distribution Strategy, page 26

11.	We note your disclosure on page 26 that you intend to engage in traditional online media advertising. Please describe how you currently solicit customers for your business.

RESPONSE: The Sales and Distribution section has been updated as follows:  We advertise our vehicles for sale on various internet websites from time to time, including www.ksl.com, www.autotrader.com, and www.craigslist.com.

Management's Discussion and Analysis of Financial Condition and Results of Operations
Results of Operations for the years ended December 31, 2013 and 2014, page 29

12.
Please revise your discussion of results of operations to provide more insight to your investors regarding the underlying factors contributing to the increases or decreases in the components of your net income. As one example, explain why vehicle sales decreased from 2013 to 2014. Refer to Item 303 of Regulation S-K.

RESPONSE: The discussion of the Results of Operations has been updated to reflect the new financial statements included in this amendment. More detail concerning the underlying factors contributing to the increases or decreases in the components of our net income have been added.

Liquidity and Capital Resources, page 29

13.
You state here that you are able to maintain cash from operations for the next 12 months. However, elsewhere in your prospectus you state that cash from operations, if any, will be insufficient to finance operations for the next 12 months and that you also need the proceeds from this offering. Please revise for consistency.

RESPONSE: The following language has been added:  Liquidity and Capital Resources has been updated as follows: We are not able to maintain cash from our operations for the next 12 months.   Further, we require additional financing to expand our business operations.

14.
We refer again to your statement that you are able to maintain cash from operations for the next 12 months, Please provide investors with additional information to understand the context of this statement, such as what caused the increase in cash flow from 2013 to 2014 and on what assumptions your ability to maintain that level of cash flow are based.

Securities and Exchange Commission
August 4, 2015

RESPONSE: We have revised the disclosure to state that we are unable to maintain cash for the next twelve months. Additional disclosure in this part of the Prospectus indicates that we require additional financing.

Part II: Information Not Required in Prospectus
Indemnification of Officers and Directors, page 36

15.
Please state the general effect of any statute, including the laws of the state of Nevada, under which your controlling persons, directors and officers are insured or indemnified in any manner against liability which her or she may incur in her capacity as such. Please see Item 702 of Regulation S-K.

RESPONSE: The following language has been added: Our Articles of Incorporation provide that the Company will indemnify its Directors and Officers to the fullest extent permissible under Nevada Law. Nevada Revised Statutes Section 78.7502 discusses indemnification of directors, officers or others by a Nevada Corporation. It generally provides that they may be indemnified if they acted in good faith and in a manner which they reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful.

Financial Statements and Exhibits
Consolidated Financial Statements, page F-1

16.	Please update your financial statements and the related disclosures, including Management's Discussion and Analysis, as necessary, to comply with Rule 8-08 of Regulation S-X at the effective date.

RESPONSE: The Financial statements and the related disclosures have been updated accordingly.

Report of Independent Registered Public Accounting Firm, page F-1

17.	Please obtain and file a revised audit report that includes the date the opinion was issued. Please refer to Rule 2-02(a) of Regulation S-X.

RESPONSE: Please refer to the revised audit report attached to the enclosed financial statements.

18.	We also note that the opinion paragraph refers to Alpine Auto Brokers, LLC. Please obtain and file a revised audit report that clearly opines on the financial statements of Alpine Auto Brokers, Inc.

RESPONSE: Please refer to revised audit report attached to the enclosed financial statements.

Securities and Exchange Commission
August 4, 2015

Consolidated Statements of Operations, page F-3

19.	Please revise your statements of operations to include earnings (loss) per share or tell us why you do not believe it is required.

RESPONSE:  The Statements of Operations has been revised to include earnings (loss) per share.

Note 1 - Organization and History, page F-6

20.
We note your statement that you provide services for a fee of purchasing, arranging, assisting, or effecting the purchase of an automobile as an agent or intermediary for a consumer. Please explain your business model to us in more detail, including the following.

•	Please tell us if you take title to the cars you purchase and have general inventory risk until that car is sold to a consumer.

•	Please tell us if the customer is already identified at the time you purchase a car from a supplier and if that customer determines the car to be purchased by you.

•
It appears that you recognize revenue for the gross amount of the vehicle sold and cost of sales for the cost of purchasing the vehicle. Please tell us how you determined this was appropriate as opposed to recognizing the net commission or fee retained as an agent. Refer to ASC 605-45-45.

RESPONSE: The Description of Business and Footnote F-6 has been updated with the following:

Along with selling a retail inventory of vehicles to unknown customers, we also act as a buying agent to assist in locating a vehicle that a known customer would like to purchase from the Manheim networks of automobile auctions. We agree with the customer in advance of the acquisition of the vehicle concerning the amount of mark up of the resale price that will be charged to the customer. When we act as a buying agent for the customer, we have a general inventory risk until the car is sold to a consumer. When we assist a customer with locating a vehicle they would like to purchase, we know the customer’s identity, and the customer determines which vehicle will be purchased. These sales are called “presold vehicles.”

Securities and Exchange Commission
August 4, 2015

Note 4 - Related Party Transactions, page F-8

21.
We note your statement that you use a related-party due to/from account for reimbursing automobile purchases and sales, Please explain these accounts and transactions to us in more detail. Please tell us if your suppliers or customers are related parties and the nature of your relationship with them.

RESPONSE: Certain Relationships and Related Translations and Note 4 have been updated with the following information:  From time to time the President of the Company will lend money at no fee, and without interest to the Company for use in purchasing vehicles for inventory if the Company funds are not sufficient, or if the Company needs funds to cover the cost of purchasing a “presold vehicle” for a short time until the consumer purchases the vehicle.

    In connection with the response to your comments, Alpine Auto Brokers, Inc. acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff Comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional questions, please do not hesitate to contact me.

Sincerely,

Alpine Auto Brokers, Inc.

/s/ Jason E. Wilkinson
Chief Executive Officer